Revenue from Operations (Tables)	12 Months Ended
Mar. 31, 2021
Revenue [Abstract]
Summary of Revenue

Revenues for fiscal 2021, 2020 and 2019 are as follows:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Revenue from software services	12,604	12,003	11,184
Revenue from products and platforms	957	777	615
	13,561	12,780	11,799

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top customer and top ten customers:

	(In %)
	Year ended March 31,
	2021	2020	2019
Revenue from top customer	3.2	3.1	3.6
Revenue from top ten customers	18.1	19.2	19.0

The table below presents disaggregated revenues from contracts with customers by geography and offerings for each of our business segments. The Group believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by industry, market and other economic factors.

Year ended March 31, 2021							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,636	1,313	916	935	692	1,086	638	104	8,320
Europe	865	562	390	605	535	22	272	29	3,280
India	212	8	31	5	7	40	2	87	392
Rest of the world	686	108	366	147	41	7	15	199	1,569
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561
Revenue by offerings
Digital	2,100	1,040	874	821	617	562	408	155	6,577
Core	2,299	951	829	871	658	593	519	264	6,984
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561

Year ended March 31, 2020							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,358	1,298	1,033	908	722	920	537	79	7,855
Europe	842	558	271	592	503	27	267	25	3,085
India	184	7	27	2	12	29	6	66	333
Rest of the world	645	113	356	150	48	5	12	178	1,507
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780
Revenue by offerings
Digital	1,626	867	681	631	489	357	260	97	5,008
Core	2,403	1,109	1,006	1,021	796	624	562	251	7,772
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780

Year ended March 31, 2019							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,290	1,255	796	838	619	844	438	61	7,141
Europe	698	548	271	507	499	15	287	22	2,847
India	172	3	8	—	12	20	2	75	292
Rest of the world	618	129	413	138	33	3	16	169	1,519
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Revenue by offerings
Digital	1,180	673	516	437	347	297	185	50	3,685
Core	2,598	1,262	972	1,046	816	585	558	277	8,114
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services
*	Geographical revenues are based on the domicile of customer

Summary of Unbilled Revenue
		(Dollars in millions)
	As at
	March 31, 2021	March 31, 2020
Unbilled financial asset (1)	489	369
Unbilled non-financial asset (2)	622	572
	1,111	941

(1)	Right to consideration is unconditional and is due only after a passage of time.
(2)	Right to consideration is dependent on completion of contractual milestones.